Promissory Notes (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 25, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
Promissory Notes
Financial instruments at fair value		$ 2,636,197	$ 2,636,197	$ 11,349,497
Fair value		2,636,197	2,636,197	11,349,497
Fair value loss on promissory notes		101,708	101,708	108,288
Psyence Group Inc
Promissory Notes
Promissory notes payable		1,199,717	1,199,717	1,316,236
NCAC Sponsor
Promissory Notes
Financial instruments at fair value				1,474,256
Promissory notes payable		1,252,864	1,252,864	1,474,256
Fair value				$ 1,474,256
Unsecured convertible promissory note | Psyence Group Inc
Promissory Notes
Principal amount of debt issued	$ 1,460,657	$ 422,697	422,697
Interest rate	0.00%
Notes paid	$ 150,000
Outstanding principal balance			$ 1,037,960
Issuance of shares for convertible note (in shares)			27,679
Initial Conversion Price		$ 37.5	$ 37.5
Financial instruments at fair value		$ 394,752	$ 394,752
Fair value		$ 394,752	$ 394,752
Unsecured convertible promissory note | Psyence Group Inc | Notes payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025
Promissory Notes
Promissory notes payable	1,460,657
Unsecured convertible promissory note | NCAC Sponsor
Promissory Notes
Principal amount of debt issued	$ 1,615,501
Interest rate	0.00%
Notes paid	$ 100,000
Outstanding principal balance	$ 1,615,501
Issuance of shares for convertible note (in shares)	43,080		43,080
Initial Conversion Price		$ 37.5	$ 37.5
Financial instruments at fair value	$ 1,252,864
Fair value	1,252,864
Unsecured convertible promissory note | NCAC Sponsor | Notes payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025
Promissory Notes
Promissory notes payable	$ 1,515,501